Contents of Significant Accounts - Summary of Balances of Contract Assets and Contract Liabilities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of balances of contract assets and contract liabilities [line items]
Contract assets, current		$ 3,012	$ 92,210	$ 129,042	$ 0
Contract assets, current Differences	$ (36,832)
Contract liabilities, current		$ 30,460	932,371	3,951,414	$ 0
Sales of Goods and Services [member]
Disclosure of balances of contract assets and contract liabilities [line items]
Contract assets, current			486,184	129,042
Contract assets, current Differences	357,142
Contract liabilities, current			932,371	3,951,414
Contract liabilities, current Differences	(3,019,043)
Loss allowance [member]
Disclosure of balances of contract assets and contract liabilities [line items]
Contract assets, current			$ (393,974)	$ 0
Contract assets, current Differences	$ (393,974)